Stock Based Compensation - Restricted Stock Activity (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted Average Grant Date Fair Value per Share, granted	$ 2.92	$ 2.37
Restricted Stock Units (RSUs)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Shares, Beginning Balance	0
Number of Shares, granted	866,402
Number of Shares, vested	0
Number of Shares, forfeited	(82,500)
Number of Shares, Ending Balance	783,902	0
Weighted Average Grant Date Fair Value per Share, Beginning Balance	$ 0
Weighted Average Grant Date Fair Value per Share, granted	4.08
Weighted Average Grant Date Fair Value per Share, vested	0
Weighted Average Grant Date Fair Value per Share, forfeited	5.35
Weighted Average Grant Date Fair Value per Share, Ending Balance	$ 3.94	$ 0